MERRIMAN
                                INVESTMENT TRUST


                                    MERRIMAN
                               FLEXIBLE BOND FUND

                                    MERRIMAN
                              GROWTH & INCOME FUND

                                    MERRIMAN
                              CAPITAL APPRECIATION
                                      FUND

                                    MERRIMAN
                                ASSET ALLOCATION
                                      FUND

                                    MERRIMAN
                                LEVERAGED GROWTH
                                      FUND

                               SEMI-ANNUAL REPORT

                                  PERIOD ENDED
                                 MARCH 31, 1998

                           MERRIMAN INVESTMENT TRUST
                         1200 Westlake Ave N, Suite 700
                               Seattle, WA 98109
                                 1-800-423-4893
                                 1-206-285-8877
                             www.merrimanfunds.com

                               INVESTMENT MANAGER
                              Merriman Investment
                               Management Company
                         1200 Westlake Ave N, Suite 700
                               Seattle, WA 98109

                                 CUSTODIAN AND
                                 TRANSFER AGENT
                             Firstar Trust Company
                                   PO Box 701
                              Milwaukee, WI 53201
                                 1-800-224-4743

                                  FUND COUNSEL
                              Sullivan & Worcester
                             Boston, Massachusetts

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                           Philadelphia, Pennsylvania


                              OFFICERS & TRUSTEES

                   PAUL A. MERRIMAN, President and Trustee

                   WILLIAM L. NOTARO, Executive Vice President,
                   Secretary, Treasurer, and Trustee

                   DAVID A. EDERER, Trustee

                   BEN W. REPPOND, Trustee

MERRIMAN INVESTMENT TRUST


Dear Fellow Shareholder:

I am pleased to present the March 31, 1998, semi-annual report to shareholders of the Merriman Mutual Funds. Included for your review are the financial statement and portfolio of investments for each fund.

THE ECONOMY

The faltering economies of Southeast Asia are casting a long shadow over the global economic picture. The International Monetary Fund has said Japan, the world's second largest economic power, will be challenged to achieve even zero growth in 1998. This spring, world finance ministers are pressuring Japan to revive its stagnant economy and absorb more imports, especially from emerging markets.

The Commerce Department reported that the U.S. trade deficit including goods and services rose 4.2 percent in February, to $12.1 billion. That is the highest mark since the government started tracking monthly figures in 1992. The monthly trade deficit for goods alone hit $17.5 billion in February, an all-time high in a series of data that goes back more than 100 years. The trade imbalance with Japan rose 21.4 percent, to $5.3 billion. The January U.S. trade deficit with newly industrialized countries in Asia was $2.2 billion, nearly three times its level of one year earlier.

Economists believe the deficit with Asia will rise sharply later this year as exporters feel the brunt of reduced purchasing power in Asia. In addition, the rising value of the dollar against Asian currencies makes U.S. goods more expensive in that region. This is expected to reduce industrial production in the U.S. And it could depress economic growth and profits in Europe as well.

By contrast, the U.S. economy is marked by essentially full employment, dormant inflation and extremely high consumer confidence. Travel demand is high, bringing prosperity to airline and hotel companies. Falling petroleum prices have reduced costs at many businesses. Housing starts early this year were at their highest level in more than a decade, and because housing has a huge multiplier effect in the economy, demand for many goods and services is and should remain high for much of this year.

However, profit growth has slowed at many U.S. companies, and some economists believe the growth in real gross domestic product, up 3.8 percent last year, will slow to about half that level in the second half of 1998. In an indicator that's good news for workers but not so good for business, wages are expected to rise by 4 percent this year, more than twice the expected rate of inflation.

The rising stock market has done wonders for many investors and for companies that provide products and services to investors. The New York Times reported this spring that U.S. households now have more wealth tied up in stocks than in home equity. In contrast to their parents, who accumulated wealth after World War II in the housing market, Baby Boomers are obviously counting on stocks to finance college for their children and retirement for themselves. There is a risk that a drop in confidence could prompt many Boomers to desert the market, possibly wiping out much of the huge demand that has fueled the long bull market of the 1990s.

YEAR 2000: WHAT WE'RE DOING

You have probably heard of the "Year 2000" problem, also known as Y2K, the potential difficulty that many computer systems and computer chips will have identifying dates after December 31, 1999. The problem could affect everything from credit cards to airliners to home security systems. For an overview of the problem, its cause and the difficulties in fixing it, see the April issue of our newsletter Fund Exchange. If you didn't receive a copy, call our office and we'll send you one.

This is a serious situation, but we do not expect it to result in major long-term problems. However, despite everybody's best efforts, we do not expect every glitch to be identified and repaired before January 1, 2000. Some devices and some systems will malfunction, and we should expect to experience at least some inconveniences, frustrations and surprises in the last months of 1999 and the first months of 2000.

We are not immune to this problem, and we are doing our best to make sure that all hardware and software we use will work properly in the transition to the new century and to make sure that our business partners have their own houses in order. In our company, any software and hardware that cannot be brought into compliance will be replaced before the year 2000.

We have been closely monitoring the efforts of our custodian and transfer agent, Firstar Trust Company, and we have every confidence that company will be successful in complying. As the situation evolves, we will keep you informed. In the meantime, rest assured that we will do whatever it takes to continue our operations and provide completely accurate information to our shareholders.

A LOOK AT THE MERRIMAN MUTUAL FUNDS OVER THE PAST SIX MONTHS

PERFORMANCE OVERVIEW

For the six months ended March 31, each of our five funds produced positive returns. But there was a striking difference between the results in the last three months of 1997 and the first three of 1998, as the following figures show.


                              3 MONTHS ENDING                   3 MONTHS ENDING                    6 MONTHS ENDING
       FUND                  DECEMBER 31,  1997                  MARCH 31, 1998                     MARCH 31, 1998
FLEXIBLE BOND                     -0.2%                             +2.0%                               +1.8%
GROWTH & INCOME                   -4.0%                            +11.3%                               +6.9%
CAPITAL APPRECIATION              -7.5%                            +11.0%                               +2.7%
ASSET ALLOCATION                  -5.5%                             +8.2%                               +2.3%
LEVERAGED GROWTH                 -10.3%                            +14.8%                               +3.0%


The last quarter of 1997 was marked by wrenching volatility in U.S. markets and a deepening crisis in Asia. That crisis faded into the background early this year, and both U.S. and international stock markets defied many predictions by turning in extremely strong performances in February and March.

MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in other mutual funds whose portfolios include a broad spectrum of fixed-income securities. We seek a mix of investments that offer the best opportunities for attractive returns with below-average volatility. The Fund's present policy calls for investments of up to 40 percent in domestic high-grade corporate and government bond funds, 35 percent in international bond funds and the remaining 25 percent in domestic high-yield bond funds. When our timing systems indicate declining market trends, we shift the Fund's assets to Treasury bills, money-market funds and other cash equivalents.

For the six months ending March 31, 1998, the Fund was up 1.8 percent. This compares with an average 3.4 percent return for multi-sector bond funds tracked by Morningstar, Inc. The Fund's volatility is approximately 25 percent lower than the average multi-sector bond fund.

MERRIMAN GROWTH AND INCOME FUND

The Merriman Growth and Income Fund invests in other mutual funds whose portfolios include growth-and-income securities, in an effort to achieve moderate growth. The Fund's present policy calls for investments of up to 65 percent in U.S. equity funds and up to 35 percent in international equity funds. The Fund uses market timing and fund timing and during periods of declining markets may shift assets to Treasury bills, money-market funds and other cash equivalents.

For the six months ending March 31, 1998, the Fund was up 6.9 percent, compared with 13.3 percent for growth and income funds tracked by Morningstar. The Fund's volatility was 28 percent less than the average growth and income fund.

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth of capital by investing in other mutual funds whose portfolios include growth, aggressive growth and small-cap securities. The Fund's present policy calls for investments up to 65 percent in U.S. equity funds and up to 35 percent in international equity funds. The Fund uses market timing and fund timing in order to shift assets to money-market funds and other cash equivalents during declining markets.

For the six months ending March 31, 1998, the Fund rose 2.7 percent. This compared with 10.9 percent for growth funds tracked by Morningstar. The Fund's volatility was 26 percent less than the average of growth funds.

MERRIMAN ASSET ALLOCATION FUND

The Merriman Asset Allocation Fund invests in other mutual funds whose portfolios include five major asset groups. The Fund's present policy calls for investments of up to 30 percent in U.S. equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds. The Fund applies market timing to each asset class and during declining markets, we shift the Fund's assets to money-market funds and other cash equivalents.

For the six months ending March 31, 1998, the Fund was up 2.3 percent. This compared with 7.7 percent for asset allocaiton funds tracked by Moringstar. The Fund's volatility is 0.2 percent higher than the average of asset allocation funds.

THE MERRIMAN LEVERAGED GROWTH FUND

The Merriman Leveraged Growth Fund invests in a mix of domestic and international mutual funds similar to that of the Capital Appreciation Fund, and it uses similar market timing and fund timing models to reduce the risks of losses that occur in declining markets. During rising markets, the Leveraged Growth Fund takes a more aggressive approach to seek above-average returns. The Fund may borrow up to $1 for each $2 of net assets for the purpose of making additional investments when timing models indicate a high probability of market gains.

For the six months ending March 31, 1998, the Fund was up 3.0 percent. This compared with 10.9 percent for growth funds tracked by Morningstar. The Fund's volatility was 4 percent more than the average of growth funds.

AN UNCERTAIN FUTURE

As productive as it has been for investors, we continue to believe that the U.S. stock market now poses abnormally high risks. We believe a bear market is likely in the future, and we think investors need the protection of defensive strategies like those we use in our funds. In our view, the best defensive strategies are broad diversification, which reduces volatility, and market timing, which we believe is a worthwhile tool for preserving capital while attempting to participate in advancing markets.

As always, we appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing.

Sincerely,




Paul A. Merriman
President

                          MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                                 March 31, 1998
                                  (Unaudited)

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                        ------------

             HIGH GRADE CORPORATE BOND FUNDS:  39.96%
             ----------------------------------------
   294,872   Babson Bond Trust L.T..................................$  462,949
    34,457   Columbia Fixed Income Fund.............................   461,034
    31,293   Dreyfus A Bond Trust...................................   461,565
    45,337   Fidelity Intermediate Bond Fund........................   461,079
    50,979   T. Rowe Price New Income Fund..........................   461,357
    30,562   Scudder Income Fund....................................   410,442
    51,570   Stein Roe Intermediate Bond Fund.......................   461,031
    40,856   Strong Corporate Bond Fund.............................   458,816
                                                                       -------

             Total High Grade Corporate Bond Funds
             (Cost $3,630,231)...................................... 3,638,273
                                                                     ---------

             HIGH-YIELD CORPORATE BOND FUNDS:  28.16%
             ----------------------------------------
    42,116   Federated High Income Bond Fund........................   509,605
    52,390   Federated High Yield Trust.............................   510,804
    34,965   Fidelity Advisor High Yield Fund.......................   459,435
    67,239   INVESCO Income High Yield Fund.........................   500,258
    48,640   Northeast Investors Trust..............................   583,682
                                                                       -------

             Total High-Yield Corporate Bond Funds
             (Cost $2,332,061)...................................... 2,563,784
                                                                     ---------

             INTERNATIONAL BOND FUNDS:  28.74%
             ---------------------------------
    39,819   Benham International Bond Fund.........................   434,824
    41,539   Federated Int'l Income Fund Class A....................   428,272
    48,197   Fidelity International Fund............................   439,555
    34,838   G.T. Global High Income Fund Class A...................   458,812
    35,534   Scudder Emerging Markets Income Fund...................   415,387
    43,991   Scudder International Bond Fund........................   440,791
                                                                       -------

             Total International Bond Funds
             (Cost $2,657,303)...................................... 2,617,641
                                                                     ---------


             MONEY MARKET FUNDS:  0.76%
             --------------------------
    41,271   Am Cent Benham Govt Agency Fund........................    41,271
    27,711   G.T. Global Dollar Fund................................    27,711

             Total Money Market Funds
             (Cost $68,982).........................................    68,982

 PRINCIPAL
    AMOUNT
 ---------
             SHORT-TERM DEMAND NOTES:  3.20%
             -------------------------------
 $ 291,800   Johnson Controls, Inc.,
             5.2925%, 04/07/98
             (Cost $291,800)........................................   291,800
                                                                       -------

             Total Investment in Securities
             (Cost $8,980,377) (a)..........................100.82%  9,180,480
             Liabilities in Excess
               of other Assets...............................(0.82)%   (74,779)
                                                             -----     -------

             NET ASSETS.....................................100.00% $9,105,701
                                                           =======  ==========


(a)Cost for federal income tax purposes is the same and
   net unrealized appreciation consists of:
   Gross unrealized appreciation.................................... $ 262,856
   Gross unrealized depreciation....................................   (62,753)
                                                                     ---------

   Net Unrealized Appreciation...................................... $ 200,103
                                                                     =========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 1998
                                  (Unaudited)


                                                                  MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                        ------------
             DOMESTIC EQUITY FUNDS:  62.11%
             ------------------------------
    17,587   Am Cent Benham Income & Growth Fund....................$  486,450
    14,300   Fidelity Fund..........................................   480,776
    11,111   Fidelity Growth & Income Fund..........................   476,000
    29,824   Founders Blue Chip Fund................................   229,347
    14,970   INVESCO Value Equity Fund..............................   465,120
    17,316   Janus Growth & Income Fund.............................   460,425
    21,225   Lexington Growth & Income Fund.........................   482,238
    16,103   Neuberger & Berman Guardian Fund.......................   473,417
    21,632   SAFECO Equity Fund.....................................   477,640
    18,410   Safeco Income Fund.....................................   489,339
    15,658   Scudder Growth & Income Fund...........................   477,267
    57,473   Value Line Fund........................................   491,973
    11,651   WPG Growth & Income Fund...............................   466,147
                                                                       -------

             Total Domestic Equity Funds
             (Cost $5,528,251)...................................... 5,956,139
                                                                     ---------

             INTERNATIONAL EQUITY FUNDS:  35.44%
             -----------------------------------
    22,204   Fidelity Int'l Growth & Income Fund....................   490,481
    53,066   G.T. Global Growth & Income Fund.......................   489,269
    28,427   INVESCO European Fund..................................   531,862
    11,278   Janus Worldwide Growth Fund............................   496,015
    22,310   T. Rowe Price European Stock Fund......................   509,122
    13,340   Scudder Global Fund....................................   423,281
     8,815   Scudder International Fund.............................   458,913
                                                                       -------

             Total International Equity Funds
             (Cost $3,172,160)...................................... 3,398,943
                                                                     ---------

 PRINCIPAL
    AMOUNT
 ---------
             SHORT-TERM DEMAND NOTES:   2.44%
             --------------------------------
 $ 233,800   Pitney Bowes, Inc.,
             5.2925%, 04/07/98
             (Cost $233,800)........................................   233,800
                                                                       -------

             Total Investment in Securities
             (Cost $8,934,211) (a)..........................99.99%   9,588,882

             Other Assets
              Less Liabilities...............................0.01%       1,315
                                                            -----        -----

             NET ASSETS....................................100.00%  $9,590,197
                                                          =======   ==========


(a)Cost for federal income tax purposes is the same and
   net unrealized appreciation consists of:
   Gross unrealized appreciation.................................... $ 698,883
   Gross unrealized depreciation....................................   (44,212)
                                                                     ---------

   Net Unrealized Appreciation...................................... $ 654,671
                                                                     =========


                 See Accompanying Notes to Financial Statements

                       MERRIMAN CAPITAL APPRECIATION FUND
                            Portfolio of Investments
                                 March 31, 1998
                                  (Unaudited)


                                                                  MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                        ------------
             DOMESTIC EQUITY FUNDS:  63.60%
             ------------------------------
    24,973   Am Cent 20th Century Growth Fund.......................$  690,510
    34,144   Am Cent 20th Century Vista Fund........................   455,135
    18,257   Columbia Growth Fund...................................   723,718
    12,562   Fidelity Trend Fund....................................   795,071
    27,708   Founders Discovery Fund................................   723,728
    85,560   Founders Special Fund..................................   739,240
    59,783   Neuberger Berman Manhattan Fund........................   733,533
    22,070   T. Rowe Price Growth Stock Fund........................   735,822
    14,476   T. Rowe Price New America Fund.........................   750,125
       100   T. Rowe Price New Horizon Fund.........................     2,638
    28,630   Safeco Growth Fund.....................................   760,123
    17,630   Strong Opportunity Fund................................   735,460
    35,522   USAA Growth Fund.......................................   715,414
    34,232   Value Line Fund........................................   718,537
                                                                       -------

             Total Domestic Equity Funds
             (Cost $8,491,069)...................................... 9,279,054
                                                                     ---------

             INTERNATIONAL EQUITY FUNDS:  34.60%
             -----------------------------------
    76,669   American Century Int'l Growth Fund.....................   740,626
    39,320   Federated Int'l Equity Fund Class A....................   826,497
    41,617   Fidelity Worldwide Fund................................   767,426
    39,928   Invesco European Fund..................................   747,046
    67,609   Invesco Strategic Pacific Basin Fund...................   551,689
    21,078   Scudder Global Fund....................................   668,794
    14,329   Scudder International Fund.............................   745,975
                                                                       -------


             Total International Equity Funds
             (Cost $4,761,659)...................................... 5,048,053
                                                                     ---------


 PRINCIPAL
    AMOUNT
 ---------

             SHORT-TERM DEMAND NOTES:  1.82%
             -------------------------------
 $   8,300   Johnson Controls, Inc.,
             5.2925%, 04/07/98......................................     8,300
   257,400   Pitney Bowes, Inc.,
             5.2925% 04/07/98.......................................   257,400
                                                                       -------

             Total Short-Term Demand Notes
             (Cost $265,700)........................................   265,700
                                                                       -------

             Total Investment in Securities
             (Cost $13,518,428) (a)........................100.02%  14,592,807

             Liabilities in Excess
                of Other Assets...........................  (0.02)%     (2,967)
                                                            -----       ------

             NET ASSETS ...................................100.00% $14,589,840
                                                          =======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation..........................$1,142,386
             Gross unrealized depreciation..........................   (68,007)
                                                                       -------
             Net Unrealized Appreciation............................$1,074,379
                                                                    ==========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                                 March 31, 1998
                                  (Unaudited)


                                                                 MARKET VALUE
    SHARES                                                          (NOTE 2A)
    ------                                                       ------------
             DOMESTIC EQUITY FUNDS:  32.12%
             ------------------------------
    27,114   Am Cent 20th Century Growth Fund.......................$  749,697
    24,956   Am Cent 20th Century Ultra Fund........................   789,859
    92,088   Founders Special Fund..................................   795,642
    16,184   T. Rowe Price New America Fund.........................   838,673
       100   T. Rowe Price New Horizons Fund........................     2,638
    38,104   USAA Growth Fund.......................................   767,419
    36,826   Value Line Fund........................................   772,972
                                                                       -------

             Total Domestic Equity Funds
             (Cost $4,356,920)...................................... 4,716,900
                                                                     ---------

             INTERNATIONAL EQUITY FUNDS:  31.53%
             -----------------------------------
    45,617   Fidelity European Capital App Fund.....................   821,565
    21,434   Fidelity Overseas Fund.................................   794,985
    43,084   INVESCO European Fund..................................   806,100
    56,009   G.T. Global Emerging Markets Fund......................   686,671
    22,673   Scudder Global Fund....................................   719,415
    15,415   Scudder International Fund.............................   802,488
                                                                       -------

             Total International Equity Funds
             (Cost $4,406,718)...................................... 4,631,224
                                                                     ---------

             HIGH GRADE CORPORATE BOND FUNDS:  4.93%
             ---------------------------------------
   175,159   Babson Bond Trust, L.T.................................   275,000
    49,684   T. Rowe Price New Income Fund..........................   449,643

             Total High Grade Corporate Bond Funds
             (Cost $726,630)........................................   724,643


             HIGH-YIELD CORPORATE BOND FUNDS:  11.67%
             ----------------------------------------
    54,213   Federated High Income Bond Fund........................   655,981
    34,410   INVESCO Income High Yield Fund.........................   256,009
    66,827   Northeast Investors Trust..............................   801,919
    ......                                                             -------

             Total High Yield Corporate Bond Funds
             (Cost $1,492,728)...................................... 1,713,909
                   ..........                                        ---------

             INTERNATIONAL BOND FUNDS:  11.90%
             ---------------------------------
    30,312   Federated Int'l Income Fund Class A....................   312,520
    55,950   G.T. Global High Income Fund Class A...................   736,856
    59,749   Scudder Emerging Markets Fund..........................   698,467
                                                                       -------

             Total International Bond Funds
             (Cost $1,785,401)...................................... 1,747,843
                                                                     ---------

             GOLD FUNDS:  7.43%
             ------------------
    38,794   Am Cent Benham Global Gold Eq Fund.....................   268,454
   105,488   Invesco Strategic Portfolio Gold Fund..................   272,160
    78,033   Lexington Gold Fund....................................   277,016
    44,151   USAA Gold Fund.........................................   274,177
                                                                       -------

             Total Gold Funds
             (Cost $1,091,807)...................................... 1,091,807
                                                                     ---------

 PRINCIPAL
    AMOUNT
 ---------
             SHORT-TERM DEMAND NOTES:  0.41%
             -------------------------------
 $  59,900   Pitney Bowes, Inc.,
             5.2925% 04/07/98

             (Cost $59,900).........................................    59,900
                                                                        ------

             Total Investment in Securities
             (Cost $13,920,104) (a).........................99.99%  14,686,226

             Other Assets
                Less Liabilities.............................0.01%       1,755
                                                            -----        -----

             NET ASSETS....................................100.00% $14,687,981
                                                          =======  ===========


 (a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation..........................$  883,411
             Gross unrealized depreciation..........................  (117,289)
                                                                    ----------

             Net Unrealized Appreciation............................$  766,122
                                                                    ==========

                 See Accompanying Notes to Financial Statements

                         Merriman Leveraged Growth Fund
                            Portfolio of Investments
                                 March 31, 1998
                                  (Unaudited)

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 2A)
    ------                                                           ---------

             DOMESTIC EQUITY FUNDS:  92.23%
             ------------------------------
    32,759   Am Cent 20th Century Growth Fund.......................$  905,776
    17,591   Am Cent 20th Century Select Fund.......................   852,300
    68,615   Am Cent 20th Century Vista Fund........................   914,641
    21,577   Columbia Growth Fund...................................   855,303
    30,878   Fidelity Disciplined Equity Fund.......................   907,516
    35,239   Founders Discovery Fund................................   920,440
   101,167   Founders Special Fund..................................   874,086
    70,652   Neuberger Berman Manhattan Fund........................   866,902
    56,390   T. Rowe Price Capital Appreciation Fund................   884,759
    27,274   T. Rowe Price Growth Stock Fund........................   909,312
    17,009   T. Rowe Price New America Fund.........................   881,422
       100   T. Rowe Price New Horizon Fund.........................     2,638
    33,433   Safeco Growth Fund.....................................   887,655
    27,437   SteinRoe Capital Opportunity Fund......................   921,058
    23,658   SteinRoe Growth Stock Fund.............................   909,869
    27,578   SteinRoe Special Fund..................................   881,103
    19,980   Strong Opportunity Fund................................   829,583
    44,391   USAA Growth Fund.......................................   894,034
    40,456   Value Line Fund........................................   849,181
    53,359   Value Line Special Situations Fund.....................   909,244
                                                                       -------

             Total Domestic Equity Funds
             (Cost $15,674,812).....................................16,856,822
                                                                   -----------

             INTERNATIONAL EQUITY FUNDS:  44.53%
             -----------------------------------
    94,697   Am Century Int'l Growth Fund...........................   914,771
    47,363   Fidelity Worldwide Fund................................   873,382
    38,173   Founders Worldwide Growth Fund.........................   910,044
    64,170   INVESCO European Small Co. Fund........................   946,507
    88,046   Lexington WW Emerging Markets Fund.....................   900,712
    27,249   Scudder Global Fund....................................   864,599
    36,866   Scudder Greater Euro Growth Fund.......................   950,415
    16,928   Scudder Intenational Fund..............................   881,269
    76,908   Strong International Stock Fund........................   898,283
                                                                       -------

             Total International Equity Funds
             (Cost $7,782,448)...................................... 8,139,982
                                                                     ---------


 PRINCIPAL
    AMOUNT
 ---------
             SHORT-TERM DEMAND NOTES:  0.82%
             -------------------------------
 $ 149,400   Pitney Bowes, Inc.,
             5.2925%, 04/07/98
             (Cost $149,400)........................................   149,400
                                                                       -------

             Total Investment in Securities
             (Cost $23,606,660) (a)......................137.58%    25,146,204

             Liabilities in Excess
               of Other Assets...........................(37.58%)   (6,868,323)
                                                         ------     ----------

             NET ASSETS..................................100.00%  $ 18,277,881
                                                        =======   ============


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation..........................$1,706,130
             Gross unrealized depreciation..........................  (166,586)
                                                                    ----------

             Net Unrealized Appreciation............................$1,539,544
                                                                    ==========

                 See Accompanying Notes to Financial Statements


                                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                                   March 31, 1998
                                                                     (Unaudited)

                                                                          MERRIMAN       MERRIMAN       MERRIMAN          MERRIMAN
                                                       MERRIMAN           GROWTH &        CAPITAL          ASSET          LEVERAGED
                                                    FLEXIBLE BOND          INCOME      APPRECIATION     ALLOCATION         GROWTH
                                                         FUND              FUND            FUND            FUND             FUND
                                                         ----              ----            ----            ----             ----

ASSETS
   Investments in securities, at market value
     (identified cost $8,980,377, $8,934,211,
     $13,518,428, $13,920,104 and $23,606,660,
     respectively) (Note 2)                             $9,180,480      $9,588,882    $14,592,807     $ 14,686,226    $ 25,146,204
   Cash                                                         15               -         20,688           20,353               -
   Dividends and interest receivable                        49,111          11,608          3,494           10,808           6,842
   Receivable for fund shares sold                               -           3,836              -                -          22,430
                                                        ----------      ----------    -----------     ------------    ------------

      Total assets                                       9,229,606       9,604,326     14,616,989       14,717,387      25,175,476
                                                        ----------      ----------    -----------     ------------    ------------

LIABILITIES
   Loan payable to custodian bank                                -               -              -                -       6,810,000
   Accrued management fees                                   7,826           9,978         15,160           15,517          18,630
   Other accrued expenses                                      975           4,151         11,989           13,889          68,965
   Distributions payable                                   115,104               -              -                -               -
                                                        ----------      ----------    -----------     ------------    ------------

     Total liabilities                                     123,905          14,129         27,149           29,406       6,897,595
                                                        ----------      ----------    -----------     ------------    ------------

NET ASSETS
   (Applicable to 858,420, 936,542, 1,507,294, 1,442,298
   and 1,553,310 shares of beneficial interest with no
   par value, unlimited number of shares authorized)    $9,105,701      $9,590,197    $14,589,840     $14,687,981     $18,277,881
                                                        ==========      ==========    ===========     ===========     ===========

PRICING OF SHARES
   Net asset value, offering and redemption price
    per share
   $ 9,105,701 /   885,420 shares                       $    10.28
                                                        ==========
   $ 9,590,197 /   936,542 shares                                      $      10.24
                                                                       ============
   $14,589,840 / 1,507,294 shares                                                     $      9.68
                                                                                      ===========
   $14,687,981 / 1,442,298 shares                                                                    $      10.18
                                                                                                     ============
   $18,277,881 / 1,553,310 shares                                                                                      $     11.77
                                                                                                                       ===========


NET ASSETS
   At March 31, 1998, net assets consisted of:
     Paid-in capital                                    $8,903,011      $ 8,772,312   $13,418,865    $ 13,631,636      $15,846,260
     Undistributed net investment income                         -            8,900             -          49,750                -
     Accumulated net realized gain                           2,587          154,314        96,596         240,473          892,077
     Unrealized appreciation on investments                200,103          654,671     1,074,379         766,122        1,539,544
                                                        ----------      -----------   -----------    ------------      -----------

                                                        $9,105,701      $ 9,590,197   $14,589,840    $ 14,687,981      $18,277,881
                                                        ==========      ===========   ===========    ============      ===========

                                                 See Accompanying Notes to Financial Statements


                                                          STATEMENTS OF OPERATIONS
                                                      Six Months Ended March 31, 1998
                                                                 (Unaudited)


                                                                          MERRIMAN       MERRIMAN       MERRIMAN          MERRIMAN
                                                       MERRIMAN            GROWTH &       CAPITAL         ASSET          LEVERAGED
                                                     FLEXIBLE BOND         INCOME      APPRECIATION    ALLOCATION          GROWTH
                                                         FUND               FUND           FUND          FUND               FUND
                                                         ----               ----           ----          ----               ----
INVESTMENT INCOME
   Interest                                             $    5,519       $    9,855    $   10,871      $   12,348       $   14,840
   Dividends                                               383,207          273,201       331,434         544,875          481,854
                                                        ----------       ----------    ----------      ----------       ----------
     Total investment income                               388,726          283,056       342,305         557,223          496,694
                                                        ----------       ----------    ----------      ----------       ----------

EXPENSES
   Management fees (Note 3)                                 45,268           56,626        87,640          93,177          102,665
   Accounting services                                       9,472            9,357        14,117          15,830           16,892
   Custodian fees                                            1,612            1,378         2,106           2,210            2,535
   Transfer agent fees                                       3,449            4,048         9,792           9,446            7,564
   Interest expense (Note 4)                                     -                -             -               -          133,868
   Professional services                                     2,825            2,913         4,644           4,892            5,343
   Registration fees                                         2,392            1,924         4,433           4,667            3,900
   Insurance and other                                       1,650            1,619         3,079           3,685            3,406
   Printing                                                    748              748         1,332           1,443            1,456
   Trustees fees                                               137              127           217             252              260
                                                        ----------       ----------    ----------      ----------       ----------
   Total expenses                                           67,553           78,740       127,360         135,602          277,889
                                                        ----------       ----------    ----------      ----------       ----------
   Net investment income                                   321,173          204,316       214,945         421,621          218,805
                                                        ----------       ----------    ----------      ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain from security transactions             19,935          736,524     1,349,076       1,280,213        2,247,025
   Capital gain distributions from regulated investment
     companies                                              15,857          434,980       602,938         411,558        1,019,123
   Net decrease in unrealized appreciation of
     investments                                          (192,596)        (772,749)   (1,845,422)     (1,864,253)      (2,966,737)
                                                        ----------       ----------    ----------      ----------       ----------
   Net realized and unrealized gain (loss) on
     investments                                          (156,804)         398,755       106,592        (172,482)         299,411
                                                          --------       ----------    ----------      ----------       ----------
   Net increase in net assets resulting from
   operations                                           $  164,369       $  603,071    $  321,537     $   249,139       $  518,216
                                                        ==========       ==========    ==========     ===========       ==========


                 See Accompanying Notes to Financial Statements


                                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MERRIMAN FLEXIBLE                     MERRIMAN GROWTH &
                                                                     BOND FUND                            INCOME FUND
                                                                 -----------------                     -----------------

                                                            SIX MONTHS                         SIX MONTHS
                                                               ENDED                             ENDED
                                                             MARCH 31,       YEAR ENDED         MARCH 31,         YEAR ENDED
                                                               1998         SEPTEMBER 30,         1998           SEPTEMBER 30,
                                                            (UNAUDITED)         1997           (UNAUDITED)           1997
                                                            -----------     ------------       -----------       ------------
OPERATIONS:
   Net investment income                                    $  321,173         $ 513,832       $  204,316         $  129,552
   Net realized gain on investments                             19,935           256,067          736,524            870,904
   Capital gain distributions from regulated investment
    companies                                                   15,857            17,291          434,980            256,262
   Net increase (decrease) in unrealized appreciation on
     investments                                              (192,596)           54,113         (772,749)           716,179
                                                            ----------         ---------       ----------         ----------
   Net increase in net assets resulting from operations        164,369           841,303          603,071          1,972,897

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments        (189,558)                -       (2,141,643)          (747,438)
   Distributions from net investment income                   (353,727)         (513,096)        (195,416)          (166,200)

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 6)                               265,067           230,793        1,809,832           (246,740)
                                                            ----------         ---------       ----------          ---------
   Total increase (decrease)                                  (113,849)          559,000           75,844            812,519

NET ASSETS
   Beginning of period                                       9,219,550         8,660,550        9,514,353          8,701,834
                                                            ----------        ----------       ----------         ----------
   End of period*                                           $9,105,701        $9,219,550       $9,590,197         $9,514,353


* Including undistributed net investment income of:         $        -        $   32,071       $    8,900         $        -
                                                            ==========        ==========       ==========         ==========



                                                                    MERRIMAN CAPITAL                   MERRIMAN ASSET
                                                                   APPRECIATION FUND                  ALLOCATION FUND

                                                             SIX MONTHS                        SIX MONTHS
                                                                ENDED                            ENDED
                                                              MARCH 31,      YEAR ENDED          MARCH 31,        YEAR ENDED
                                                                1998        SEPTEMBER 30,          1998          SEPTEMBER 30,
                                                            (UNAUDITED)        1997            (UNAUDITED)           1997
                                                            -----------     ------------       -----------       ------------
OPERATIONS:
   Net investment income                                    $  214,945        $   89,880      $   421,621         $  381,940
   Net realized gain on investments                          1,349,076           526,544        1,280,213             99,855
   Capital gain distributions from regulated investment
     companies                                                 602,938           416,968          411,558            339,133
   Net increase (decrease) in unrealized appreciation on
     investments                                            (1,845,422)        1,994,196       (1,864,253)         1,421,089
                                                            ----------        ----------      -----------         ----------
   Net increase in net assets resulting from operations        321,537         3,027,588          249,139          2,242,017

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments      (2,703,217)       (1,466,440)      (1,888,468)        (1,375,201)
   Distributions from net investment income                   (244,043)          (89,880)        (487,136)          (490,612)

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from capital
     shares transactions (Note 6)                             1,648,171       (2,568,688)         271,089         (1,566,169)
                                                            -----------       ----------       ----------         ----------
   Total decrease                                              (977,552)      (1,097,420)      (1,855,376)        (1,189,965)

NET ASSETS
   Beginning of period                                       15,567,392       16,664,812       16,543,357         17,733,322
                                                            -----------      -----------      -----------        -----------
   End of period*                                           $14,589,840      $15,567,392      $14,687,981        $16,543,357
                                                            ===========      ===========      ===========        ===========

* Including undistributed net investment income of:         $         -      $         -       $    49,750       $   115,264
                                                            ===========      ===========       ===========       ===========


                 See Accompanying Notes to Financial Statements


                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                MERRIMAN LEVERAGED
                                                                    GROWTH FUND

                                   SIX MONTHS
                                      ENDED
                              MARCH 31, YEAR ENDED
                                                               1998         SEPTEMBER 30,
                                                            (UNAUDITED)         1997
                                                            -----------     ------------
OPERATIONS:
   Net investment income (loss)                            $   218,805       $  (242,377)
   Net realized gain on investments                          2,247,025           209,024
   Capital gain distributions from regulated investment
     companies                                               1,019,123           741,886
   Net increase (decrease) in unrealized appreciation on
     investments                                            (2,966,737)        3,155,486
                                                           -----------       -----------
   Net increase in net assets resulting from operations        518,216         3,864,019

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains on investments     (3,317,075)         (710,872)
   Distributions from net investment income                   (345,901)                -

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from
     capital share transactions (Note 6)                     3,637,392        (1,062,025)
                                                           -----------       -----------
   Total increase                                              492,632         2,091,122

NET ASSETS
   Beginning of period                                      17,785,249        15,694,127
                                                           -----------       -----------
   End of period*                                          $18,277,881       $17,785,249
                                                           ===========       ===========

* Including undistributed net investment income of:        $         -      $          -
                                                           ===========      ============

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENTS OF CASH FLOW


                                                                       SIX MONTHS ENDED
                                                                           MARCH 31,                YEAR ENDED
                                                                             1998                  SEPTEMBER 30,
                                                                          (UNAUDITED)                  1997
                                                                          -----------               -----------
INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
   Dividends and interest received                                      $    490,624               $    544,041
   Operating expenses paid                                                  (263,624)                  (650,899)
   Net purchases of short-term investments                                   (21,900)                  (114,600)
   Purchases of portfolio securities                                     (56,179,034)               (32,899,636)
   Proceeds from sales of portfolio securities                            56,187,635                 33,692,429
                                                                        ------------               ------------
      Net cash provided by operating activities                              213,701                    571,335
                                                                        ------------               ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from capital shares sold                                       1,537,462                  2,575,686
   Payments on capital shares redeemed                                    (1,391,886)                (4,315,499)
   Cash dividends paid *                                                    (171,132)                   (32,384)
   Net increase (decrease) in loan payable to custodian bank                (190,000)                 1,200,000
                                                                        ------------               ------------
   Net cash used for financing activities                                   (215,556)                 (572,197)
                                                                        ------------               ------------
   Net change in cash                                                         (1,855)                     (862)
   Cash at beginning of year                                                   1,855                     2,717
                                                                        ------------               -----------
   Cash at end of year                                                  $          -               $     1,855
                                                                        ============               ===========

RECONCILIATION OF NET INCREASE IN NET ASSETS  RESULTING  FROM  OPERATIONS TO NET
   CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                 $    518,216               $ 3,864,019
                                                                        ------------               -----------
   Adjustments to reconcile  net increase in net assets from  operations  to net cash provided by (used for) operating activities:
   Increase in investment securities                                        (290,252)               (3,428,203)
   Increase in receivable for investments sold                               (22,458)                        -
   (Increase) decrease in dividends and interest receivable                   (6,070)                  125,414
   Decrease in deferred organization expenses                                      -                     1,151
   Increase in accrued management fees                                           932                     1,799
   Increase in other accrued expenses                                         13,333                     7,155
                                                                         -----------               -----------

     Total adjustments                                                      (304,515)               (3,292,684)
                                                                         -----------               -----------
     Net cash provided by operating activities                           $   213,701               $   571,335
                                                                         ===========               ===========


* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $3,491,844 and $678,488, respectively.


                 See Accompanying Notes to Financial Statements


                              MERRIMAN MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS

                                                              FLEXIBLE BOND FUND
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,


                                          1998(a)        1997         1996         1995        1994         1993
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 10.74      $ 10.36      $ 10.23      $  9.94     $ 10.97      $ 10.78
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.38         0.60         0.63         0.55        0.42         0.52
   Net gains or losses on securities
     (realized and unrealized)             (0.19)        0.38         0.13         0.29       (0.37)        0.65
                                         -------      -------      -------      -------       -----      -------
     Total from investment operations       0.19         0.98         0.76         0.84        0.05         1.17
                                         -------      -------      -------      -------        ----      -------
Less distributions:
   From investment income                  (0.42)       (0.60)       (0.63)       (0.55)      (0.42)      (0.52)
   From realized capital gains             (0.23)           -            -            -       (0.66)      (0.46)
                                         -------      -------      -------      -------     -------      ------
     Total distributions                   (0.65)       (0.60)       (0.63)       (0.55)      (1.08)      (0.98)
                                         -------      -------      -------      -------     -------      ------
Net asset value, end of period           $ 10.28      $ 10.74      $ 10.36      $ 10.23     $  9.94      $ 10.97
                                         =======      =======      =======      =======     =======      =======

Total return                                1.78%        9.64%       7.62%        8.63%        0.36%       11.61%

Net assets end of period ($000)          $ 9,106      $ 9,220      $ 8,661      $ 8,592     $10,542      $12,917
Ratio of expenses to average net assets     1.49%*       1.46%        1.49%        1.50%       1.50%        1.54%
Ratio of net income to average net assets   7.08%*       5.54%        6.05%        5.17%       3.89%        4.91%

Portfolio turnover rate                    52.09%      172.73%      139.77%      291.46%     472.49%      272.87%




                                                              GROWTH & INCOME FUND
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,



                                         1998 (a)        1997         1996         1995        1994         1993
                                         -------         ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 12.96      $ 11.65      $ 11.32      $ 10.86     $ 10.92      $ 11.58
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.28         0.19         0.27         0.24        0.11         0.11
   Net gains or losses on securities
     (realized and unrealized)              0.24         2.40         1.02         1.29       (0.04)        0.44
                                         -------      -------      -------      -------     -------      -------
     Total from investment operations       0.52         2.59         1.29         1.53        0.07         0.55
                                         -------      -------      -------      -------     -------      -------
Less distributions:
   From investment income                  (0.27)       (0.24)       (0.27)       (0.21)      (0.13)       (0.09)
   From realized capital gains             (2.97)       (1.04)       (0.69)       (0.86)          -        (1.12)
                                         -------      -------      -------      -------     -------      -------
      Total distribution                   (3.24)       (1.28)       (0.96)       (1.07)      (0.13)       (1.21)
                                         -------      -------      -------      -------     -------      -------
Net asset value, end of period           $ 10.24      $ 12.96      $ 11.65      $ 11.32     $ 10.86      $ 10.92
                                         =======      =======      =======      =======     =======      =======

Total return                                6.85%       24.11%       12.18%       15.41%       0.62 %       4.86%

Net assets end of period ($000)          $ 9,590      $ 9,514      $ 8,702      $ 9,348     $10,701      $16,778
Ratio of expenses to average net assets     1.73%*       1.71%        1.77%        1.76%       1.90%        1.69%
Ratio of net income to average net assets   4.49%*       1.42%        2.33%      2.10 %        0.87%        0.93%

Portfolio turnover rate                   189.60%      105.11%      133.00%       78.64%     240.27%      200.67%


(a)  Six months ended March 31, 1998 (Unaudited)
*    Annualized

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (continued)


                                                             CAPITAL APPRECIATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,


                                          1998(a)        1997         1996         1995        1994         1993
                                          ------         ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 12.02      $ 10.93      $ 11.69      $ 10.82     $ 11.63      $ 11.52
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.18         0.06         0.19         0.09        0.19            -
   Net gains or losses on securities
     (realized and unrealized)             (0.11)        2.13         0.37         1.56       (0.38)        1.29
                                         -------      -------      -------      -------     -------      -------
     Total from investment operations       0.07         2.19         0.56         1.65       (0.19)        1.29
                                         -------      -------      -------      -------     -------      -------
Less distributions:
   From investment income                  (0.20)       (0.06)       (0.22)       (0.07)      (0.16)       (0.04)
   From realized capital gains             (2.21)       (1.04)       (1.10)       (0.71)      (0.46)       (1.14)
                                         -------      -------      -------      -------     -------      -------
     Total distributions                   (2.41)       (1.10)       (1.32)       (0.78)      (0.62)       (1.18)
                                         -------      -------      -------      -------     -------      -------
Net asset value, end of period           $  9.68      $ 12.02      $ 10.93      $ 11.69     $ 10.82      $ 11.63
                                         =======      =======      =======      =======     =======      =======
Total return                                2.71%       21.93%       5.69%        16.43%      (1.64)%      11.69%
Net assets end of period ($000)          $14,590      $15,567     $16,665       $22,205     $25,579      $39,037
Ratio of expenses to average net assets     1.81%*       1.79%       1.84%         1.78%       1.58%        1.51%
Ratio of net income to average net assets   3.06%*       0.58%       1.74%         0.80%       1.70%        0.04%

Portfolio turnover rate                   238.11%      114.36%     254.77%       146.40%     344.25%      241.90%




                                                               ASSET ALLOCATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,

                                          1998(a)        1997         1996         1995        1994         1993
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 11.88      $ 11.61      $ 11.21      $ 11.22     $ 11.97      $ 10.74
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.32         0.26         0.30         0.25        0.19         0.10
   Net gains or losses on securities
     (realized and unrealized)             (0.20)        1.27         0.50         0.62        0.15         1.76
                                         -------      -------      -------      -------     -------      -------
     Total from investment operations       0.12         1.53         0.80         0.87        0.34         1.86
                                         -------      -------      -------      -------     -------      -------
Less distributions:
   From investment income                  (0.37)       (0.33)       (0.16)       (0.25)      (0.20)       (0.10)
   From realized capital gains             (1.45)       (0.93)       (0.24)       (0.63)      (0.89)       (0.53)
                                         -------      -------      -------      -------     -------      -------
     Total distributions                   (1.82)       (1.26)       (0.40)       (0.88)      (1.09)       (0.63)
                                         -------      -------      -------      -------     -------      -------
Net asset value, end of period           $ 10.18      $ 11.88      $ 11.61      $ 11.21     $ 11.22      $ 11.97
                                         =======      =======      =======      =======     =======      =======
Total return                                2.25%       14.43%        7.41%        8.49%       2.91%       18.11%

Net assets end of period ($000)          $14,688      $16,543      $17,733      $22,632     $29,984      $29,492
Ratio of expenses to average net assets     1.82%*       1.78%        1.82%        1.76%       1.56%        1.52%
Ratio of net income to average net assets   5.65%*       2.26%        2.53%        2.11%       1.63%        0.85%

Portfolio turnover rate                   165.80%      161.57%      204.55%      288.45%     449.55%      225.96%

(a)   Six months ended March 31, 1998 (Unaudited)
*     Annualized

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (continued)

                                                                  LEVERAGED GROWTH FUND
                                                     (for a share outstanding throughout the period)
                                                                Year Ended September 30,


                                          1998(a)        1997         1996         1995        1994         1993
                                          ------         ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 14.85      $ 12.30      $ 12.30      $ 10.42     $ 10.41      $ 10.04
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)             0.21        (0.20)       (0.08)       (0.04)       0.07         0.06
   Net gains or (losses) on securities
     (realized and unrealized)             (0.22)        3.33         0.84         2.33        0.03         0.37
                                         -------      -------      -------      -------     -------      -------
     Total from investment operations      (0.01)        3.13         0.76         2.29        0.10         0.43
                                         -------      -------      -------      -------     -------      -------
Less distributions:
   From investment income                  (0.29)           -            -        (0.07)      (0.09)       (0.06)
From realized capital gains                (2.78)       (0.58)       (0.76)       (0.34)          -            -
                                         -------      -------      -------      -------     -------
     Total distributions                   (3.07)       (0.58)       (0.76)       (0.41)      (0.09)       (0.06)
                                         -------      -------      -------      -------     -------      -------
Net asset value, end of period           $ 11.77      $ 14.85      $ 12.30      $ 12.30     $ 10.42      $ 10.41
                                         =======      =======      =======      =======     =======      =======
Total return                                3.01%       26.66%        6.85%       22.85%       0.91%        4.32%

Net assets end of period($000)           $18,278      $17,785      $15,694      $ 9,686     $ 5,459      $ 5,879
Ratio of expenses to average net
  assets (b)                                3.37%*       4.13%        3.70%        2.82%       2.06%        2.03%
Ratio of net income (loss) to average
  net assets                                2.65%*      (1.52)%      (0.78)%      (0.68)%      0.62%        0.65%

Portfolio turnover rate                   164.27%      130.36%      247.36%       87.50%     379.64%      130.68%


(a)  Six months ended March 31, 1998 (Unaudited)

(b) Expenses include interest expense of 1.62%*, 2.36%, 1.95% and 1.01% for 1998, 1997, 1996 and 1995 respectively.

*    Annualized




INFORMATION RELATING TO OUTSTANDING DEBT DURING THE PERIODS SHOWN BELOW.


                                                Average              Average Number
                     Amount of Debt         Amount Of Debt              of Shares            Average Amount of
                     Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended          End of Period        During the Period        During the Period        During the Period
------------          -------------        -----------------        -----------------        -----------------
March 31, 1998         $6,810,000             $2,962,088                1,346,260                  $2.20

September 30, 1997     $7,000,000             $4,295,452                1,250,115                  $3.44

September 30, 1996     $5,800,000             $2,981,434                1,156,941                  $2.58

September 30, 1995     $4,000,000              $779,589                  656,687                   $1.19

See Accompanying Notes to Financial Statements

                           MERRIMAN INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)



NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Income Recognition. Dividend income and distributions to shareholders are recorded on the exdividend date. Interest income is accrued daily.

D. Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. Dividends and Distributions to Shareholders. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. Use of Estimates in Financial Statements. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                          FLEXIBLE BOND         ALL OTHER
                                              FUND                FUNDS
                                          -------------         ---------
      On the first $250 million              1.000%               1.250%
      On the next $250 million                .875%               1.125%
      On all above $500 million               .750%               1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

There were no reimbursements made for the six months ending March 31, 1998.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 1998 was $6,810,000.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments and money market funds, for the six months ended March 31, 1998 were as follows:

                                         Purchases             Sales
Merriman Flexible Bond Fund             $ 7,618,248         $ 4,132,222
Merriman Growth & Income Fund           $11,525,246         $11,823,303
Merriman Capital Appreciation Fund      $22,467,631         $23,560,233
Merriman Asset Allocation Fund          $17,194,459         $18,567,886
Merriman Leveraged Growth Fund          $32,738,138         $31,989,224

                           MERRIMAN INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)


Note 5 - Capital Shares

     At March 31, 1998, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                MERRIMAN FLEXIBLE BOND FUND                   MERRIMAN GROWTH & INCOME FUND
                                ---------------------------                   -----------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 1998            SEPTEMBER 30,          MARCH 31, 1998          SEPTEMBER 30,
                          (UNAUDITED)                 1997                 (UNAUDITED)               1997
                          -----------                 ----                 -----------               ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold...........  87,050  $ 903,610     280,944  $2,964,179       22,844   $ 228,650     55,591  $  653,181
Shares issued in
   reinvestment  of
   distributions......  39,688    405,210      45,339     477,703      247,885   2,284,641     81,475     896,229
                        ------    -------      ------     -------      -------   ---------     ------     -------
                       126,738  1,308,820     326,283   3,441,882      270,729   2,513,291    137,066   1,549,410
Shares redeemed....... (99,892)(1,043,753)   (303,348) (3,211,089)     (68,341)   (703,459)  (150,162) (1,796,150)
                       ------- ----------    --------  ----------      -------    --------   --------  ----------
Net increase (decrease) 26,846 $  265,067      22,935  $  230,793      202,388  $1,809,832    (13,096) $( 246,740)
                        ====== ==========      ======  ==========      =======  ==========    =======  == =======



                            MERRIMAN CAPITAL APPRECIATION FUND               MERRIMAN ASSET ALLOCATION FUND
                            ----------------------------------               ------------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 1998            SEPTEMBER 30,          MARCH 31, 1998          SEPTEMBER 30,
                          (UNAUDITED)                 1997                 (UNAUDITED)               1997
                          -----------                 ----                 -----------               ----
                         SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                         ------    -----        ------      -----        ------     -----       ------     -----
Shares sold ..........  33,170  $  313,714    103,803   $1,122,921      53,466  $  533,883    151,724   $1,719,250
Shares issued in
   reinvestment of
   distributions ..... 335,412   2,928,073    152,931    1,547,665     244,854   2,305,794    171,398    1,818,529
                       -------   ---------    -------    ---------     -------   ---------    -------    ---------

                       368,582   3,241,787    256,734    2,670,586     298,320   2,839,677    323,122    3,537,779
Shares redeemed ..... (156,646) (1,593,616)  (485,512)  (5,239,274)   (248,335) (2,568,588)  (457,711)  (5,103,948)
                      --------  ----------   --------   ----------    --------  ----------   --------   ----------

Net increase (decrease)211,936  $1,648,171   (228,778) $(2,568,688)     49,985  $  271,089   (134,589) $(1,566,169)
                       =======  ==========   ========  ===========      ======  ==========   ========  ===========





                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                        SIX MONTHS ENDED            YEAR ENDED
                        MARCH 31, 1998            SEPTEMBER 30,
                          (UNAUDITED)                 1997
                          -----------                 ----
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----
Shares sold........... 133,723  $1,537,434    201,597   $ 2,574,986
Shares issued in
   reinvestment of
   distributions...... 340,688   3,491,844      57,160      678,488
                       -------   ---------      ------      -------
                       474,411   5,029,278     258,757    3,253,474
Shares redeemed.......(119,028) (1,391,886)   (336,514)  (4,315,499)
                      --------  ----------    --------   ----------
Net increase (decrease)355,383 $ 3,637,392     (77,757) $(1,062,025)
                       ======= ===========     =======  ===========

MERRIMAN
INVESTMENT TRUST
1200 WESTLAKE AVENUE NORTH SUITE 700
SEATTLE, WASHINGTON  98109
1-800-423-4893